Mining Equipment, Net - Schedule of Mining Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mining equipment
Balance, beginning of year	$ 17,109,000	$ 15,978,000	$ 47,599,000
Additions	686,000	1,573,000	1,894,000
Disposals		(442,000)	(105,000)
Impairment			(8,335,000)
Revaluation from impairment			(25,075,000)
Ending balance	17,795,000	17,109,000	15,978,000
Accumulated depreciation
Balance, beginning of year	14,115,000	3,062,000	13,231,000
Additions		11,179,000	14,958,000
Disposals		(126,000)	(51,000)
Revaluation from impairment			(25,076,000)
Ending balance	15,186,000	14,115,000	3,062,000
Net carrying amount	$ 2,609,000	$ 2,994,000	$ 12,916,000